ORGANIZATION	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
ORGANIZATION
1.	ORGANIZATION

Hanwha Q CELLS Co., Ltd. (formerly known as Hanwha SolarOne Co., Ltd.) (the “Company”) was incorporated under the laws of the Cayman Islands on June 12, 2006 and its principal activity is investment holding. Concurrent with the completion of the acquisition of Hanwha Q CELLS Investment Co., Ltd. (“Q CELLS”) on February 6, 2015 (Note 32), the Company changed its name from Hanwha SolarOne Co., Ltd.

The principal activities of its subsidiaries are described in the table below. The Company together with its subsidiaries listed below are referred to as the “Group” hereinafter.

On April 26, 2012, the Group established a wholly-owned subsidiary, Hanwha Solar Canada Inc. (“Solar Canada”). The registered capital of Solar Canada is Canadian Dollar (“CAD”) 450,000, which has been received as of December 31, 2013. The principal activity of Solar Canada is to sell PV products in Canada.

On May 1, 2012, the Group acquired 100% equity interests in Hanwha Solar Australia Pty Ltd. (“Solar Australia”) from Hanwha Corporation with a total cash consideration of Australian Dollar (“AUD”) 16,732, which was the total carrying value of the assets and liabilities in Solar Australia at the point of acquisition. Solar Australia was established in January 2012 by Hanwha Resources Australia Pty Ltd., a wholly-owned subsidiary of Hanwha Corporation. Before the acquisition, the registered and paid-in capital of Solar Australia was AUD50,000. Subsequent to the acquisition, the Company invested additional AUD450,000 in Solar Australia. As of December 31, 2013, the registered capital of Solar Australia was AUD500,000, which has been received as of December 31, 2013. The principal activity of Solar Australia is to sell PV products in Australia.

On July 8, 2013, the Group established a wholly-owned subsidiary, Nantong Hanwha PV-Tech Energy Co., Ltd. (“Nantong Tech”). The registered capital of Nantong Tech is RMB500,000, which has been received by Nantong Tech as of December 31, 2013. The principal activity of Nantong Tech is to provide solar systems integration services in the PRC. Nantong Tech has not yet commenced operations as of December 31, 2013.

On November 28, 2014, the Group established a wholly-owned subsidiary, Hanwha SolarOne Power Generation (Wuxi) Co., Ltd. (“SolarOne Wuxi”) with an authorized capital of USD10,000,000. The principal activity of SolarOne Wuxi is to provide solar systems integration services in China. Up to December 31, 2014, SolarOne Wuxi has not yet commenced its operations.

On December 19, 2014, the Group established a wholly-owned subsidiary, Hanwha Q CELLS Corp. (“Solar Global”) with an authorized capital of KRW50,000,000,000. The principal activity of Solar Global is to manufacture and sell photovoltaic products. Up to December 31, 2014, the Group injected KRW500 million capitals in Solar Global and Solar Global has not yet commenced its operations.

As of December 31, 2014, the Company’s subsidiaries included the following entities:

Name of subsidiary	Date of incorporation/ establishment/ acquisition	Place of incorporation/ establishment	Percentage of shareholding/ ownership	Principal activities
Hanwha SolarOne Investment Holding Ltd. (“SolarOne Investment”)	May 17, 2006	British Virgin Islands	100%	Investment holding

Hanwha SolarOne Hong Kong Limited (“SolarOne HK”)	May 16, 2007	Hong Kong	100%	Investment holding and international procurements/sales

Hanwha SolarOne U.S.A. Inc. (“SolarOne USA”)	September 18, 2007	United States of America	100%	Sales in USA

Hanwha SolarOne GmbH (“SolarOne GmbH”)	February 14, 2008	Germany	100%	International sales

Solar Canada	April 26, 2012	Canada	100%	International sales

Solar Australia	May 1, 2012	Australia	100%	International sales

Hanwha SolarOne (Qidong) Co., Ltd. (“SolarOne Qidong”)	August 27, 2004	PRC	100%	Development, manufacturing and sales of PV products to both domestic and overseas customers

Hanwha SolarOne (Shanghai) Co., Ltd. (“SolarOne Shanghai”) (previously known as Shanghai Linyang Solar Technology Co., Ltd.)	March 29, 2006	PRC	100%	Sales of PV products to PRC customers

Hanwha Solar Engineering Research and Development Center Co., Ltd. (“Solar R&D”)	April 9, 2007	PRC	100%	Research and development

Hanwha SolarOne Technology Co., Ltd. (“SolarOne Technology”)	July 31, 2007	PRC	100%	Manufacturing of silicon ingots and wafers

Hanwha Solar Electric Power Engineering Co., Ltd. (“Solar Engineering”)	May 25, 2010	PRC	100%	Provision of solar system integration services in the PRC and sales of PV products

Nantong Hanwha Import & Export Co., Ltd.(“Nantong I&E”)	April 15, 2011	PRC	100%	Import and export business
Hanwha SolarOne (Nantong) Co., Ltd. (“SolarOne Nantong”)	April 15, 2011	PRC	100%	Development, manufacturing and sales of PV products to both domestic and overseas customers

Nantong Tech	July 8, 2013	PRC	100%	Provision of solar system integration services in the PRC

SolarOne Wuxi	November 28, 2014	PRC	100%	Provision of solar system integration services in the PRC

Solar Global	December 19, 2014	Korea	100%	Manufacturing and sale of PV products